Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 17,391,000	$ 2,182,000	$ 1,009,000	$ 20,582,000
MEXICO
Total	12,794,000	1,051,000	933,000	14,778,000
MEXICO | Federal Government of Mexico, National Water Commission
Total			110,000	110,000
MEXICO | Federal Government of Mexico, Secretariat of the Economy
Total			823,000	823,000
MEXICO | Federal Government of Mexico, Treasury Federation
Total	12,794,000	1,051,000		13,845,000
PERU
Total	4,597,000	1,131,000	76,000	5,804,000
PERU | National Government of Peru, National Superintendence of Customs and Tax Administration
Total	$ 4,597,000	$ 1,131,000		5,728,000
PERU | National Government of Peru, Supervisory Body for Investment in Energy and Mining OSINERGMIN
Total			$ 76,000	$ 76,000